Performance Trust Multisector Bond Fund
Schedule of Investments
as of May 31, 2024 (Unaudited)

CORPORATE BONDS - 40.3%	Par	Value
Aerospace & Defense - 1.6%
Moog, Inc., 4.25%, 12/15/2027 (a)	$1,000,000	$937,142
TransDigm, Inc., 6.63%, 03/01/2032 (a)	1,000,000	1,004,101
		1,941,243

Banks - 12.0%
Banner Corp., 5.00% to 06/30/2025 then 3 mo. Term SOFR + 4.89%, 06/30/2030	1,000,000	954,920
Barclays PLC, 6.13% to 06/15/2026 then 5 yr. CMT Rate + 5.87%, Perpetual	1,000,000	973,685
Deutsche Bank AG, 7.08% to 02/10/2033 then SOFR + 3.65%, 02/10/2034	1,000,000	1,026,314
First Busey Corp., 5.25% to 06/01/2025 then 3 mo. Term SOFR + 5.11%, 06/01/2030	1,000,000	956,038
First Financial Bancorp., 5.25% to 05/15/2025 then 3 mo. Term SOFR + 5.09%, 05/15/2030	1,000,000	965,838
Home BancShares, Inc., 3.13% to 01/30/2027 then 3 mo. Term SOFR + 1.82%, 01/30/2032	1,500,000	1,220,035
National Australia Bank Ltd., 3.35% to 01/12/2032 then 5 yr. CMT Rate + 1.70%, 01/12/2037 (a)	1,000,000	837,954
Park National Corp., 4.50% to 09/01/2025 then 3 mo. Term SOFR + 4.39%, 09/01/2030	1,250,000	1,170,271
Renasant Corp., 4.50% to 09/15/2030 then 3 mo. Term SOFR + 4.03%, 09/15/2035	1,500,000	1,152,205
Synovus Financial Corp., 7.54% to 02/07/2029 then 5 yr. Mid Swap Rate USD + 3.38%, 02/07/2029	1,000,000	944,870
Texas Capital Bancshares, Inc., 4.00% to 05/06/2026 then 5 yr. CMT Rate + 3.15%, 05/06/2031	1,000,000	909,358
Webster Financial Corp., 3.88% to 11/01/2025 then 3 mo. Term SOFR + 3.69%, 11/01/2030	1,000,000	902,038
Western Alliance Bank, 5.25% to 06/01/2025 then 3 mo. Term SOFR + 5.12%, 06/01/2030	1,500,000	1,462,500
WSFS Financial Corp., 2.75% to 12/15/2025 then 3 mo. Term SOFR + 2.49%, 12/15/2030	1,000,000	854,402
		14,330,428

Building Products - 0.8%
JELD-WEN, Inc., 4.88%, 12/15/2027 (a)	1,000,000	938,034

Capital Markets - 1.8%
Ares Capital Corp., 3.20%, 11/15/2031	1,300,000	1,076,124
MSCI, Inc., 3.63%, 11/01/2031 (a)	1,250,000	1,089,288
		2,165,412

Consumer Finance - 3.1%
Ally Financial, Inc., 6.70%, 02/14/2033	1,250,000	1,249,607
Ford Motor Credit Co., LLC, 7.35%, 03/06/2030	1,250,000	1,316,278
OneMain Finance Corp., 5.38%, 11/15/2029	1,250,000	1,163,364
		3,729,249

Containers & Packaging - 0.9%
Graphic Packaging International, LLC, 3.50%, 03/01/2029 (a)	1,255,000	1,121,422

Distributors - 0.9%
LKQ Corp., 6.25%, 06/15/2033	1,000,000	1,026,103

Diversified Consumer Services - 2.3%
Prime Security Services Borrower, LLC, 3.38%, 08/31/2027 (a)	1,000,000	918,530
Service Corp. International, 4.00%, 05/15/2031	1,000,000	876,176
Washington University, 4.35%, 04/15/2122	1,200,000	945,713
		2,740,419

Electrical Equipment - 1.8%
Regal Rexnord Corp., 6.30%, 02/15/2030	1,000,000	1,022,860
Sensata Technologies, Inc., 4.38%, 02/15/2030 (a)	1,250,000	1,141,534
		2,164,394

Financial Services - 0.2%
Compeer Financial FLCA, 3.38% to 06/01/2031 then SOFR + 1.97%, 06/01/2036 (a)	250,000	183,447

Hotels, Restaurants & Leisure - 2.1%
Station Casinos, LLC, 4.50%, 02/15/2028 (a)	1,250,000	1,164,825
Wyndham Hotels & Resorts, Inc., 4.38%, 08/15/2028 (a)	1,500,000	1,393,097
		2,557,922

Household Durables - 1.7%
M/I Homes, Inc., 3.95%, 02/15/2030	1,300,000	1,136,174
Meritage Homes Corp., 3.88%, 04/15/2029 (a)	1,000,000	915,394
		2,051,568

Machinery - 0.9%
Gates Corp., 6.88%, 07/01/2029 (a)	1,000,000	1,010,248

Media - 2.0%
CCO Holdings Capital Corp., 4.75%, 02/01/2032 (a)	1,500,000	1,208,170
Sirius XM Radio, Inc., 3.88%, 09/01/2031 (a)	1,500,000	1,198,994
		2,407,164

Professional Services - 1.0%
Science Applications International Corp., 4.88%, 04/01/2028 (a)	1,250,000	1,187,803

Real Estate Management & Development - 0.9%
Cushman & Wakefield US Borrower, LLC, 8.88%, 09/01/2031 (a)	1,000,000	1,052,004

Retail REITs - 0.7%
American Finance Trust, Inc., 4.50%, 09/30/2028 (a)	1,000,000	867,113

Software - 1.0%
Open Text Corp., 3.88%, 02/15/2028 (a)	1,250,000	1,149,946

Specialty Retail - 3.6%
Asbury Automotive Group, Inc., 5.00%, 02/15/2032 (a)	1,250,000	1,119,518
Group 1 Automotive, Inc., 4.00%, 08/15/2028 (a)	1,000,000	911,155
Ken Garff Automotive, LLC, 4.88%, 09/15/2028 (a)	1,500,000	1,385,081
Lithia Motors, Inc., 4.38%, 01/15/2031 (a)	1,000,000	882,114
		4,297,868

Technology Hardware, Storage & Peripherals - 1.0%
Dell International, LLC, 8.10%, 07/15/2036	1,000,000	1,195,471
TOTAL CORPORATE BONDS (Cost $47,818,661)		48,117,258

NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - 20.3%	Par	Value
BANK
Series 2018-BN10, Class D, 2.60%, 02/15/2061(a)	1,000,000	788,946
Series 2019-BN23, Class C, 3.50%, 12/15/2052(b)	1,000,000	812,238
Series 2020-BN29, Class D, 2.50%, 11/15/2053(a)	850,000	585,600
Series 2021-BN35, Class C, 2.90%, 06/15/2064(b)	1,500,000	1,166,308
Series 2022-BN40, Class D, 2.50%, 03/15/2064(a)	1,000,000	667,793
BBCMS Trust, Series 2022-C17, Class XA, 1.15%, 09/15/2055 (b)(c)	14,945,785	1,103,038
Benchmark Mortgage Trust
Series 2021-B26, Class C, 2.87%, 06/15/2054(b)	1,250,000	864,177
Series 2021-B27, Class XD, 1.49%, 07/15/2054(a)(b)(c)	15,000,000	1,286,904
Series 2021-B29, Class C, 2.75%, 09/15/2054(b)	1,250,000	947,248
Series 2024-V6, Class XA, 1.34%, 10/15/2028(b)(c)	24,996,864	1,346,049
BMO Mortgage Trust, Series 2023-C7, Class XA, 0.81%, 12/15/2056 (a)(b)(c)	24,995,391	1,369,960
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class C, 4.94%, 05/10/2049 (b)	1,000,000	949,314
Computershare Corporate Trust
Series 2016-C37, Class D, 3.17%, 12/15/2049(a)(b)	1,250,000	1,083,114
Series 2019-C49, Class D, 3.00%, 03/15/2052(a)	1,500,000	1,176,519
GS Mortgage Securities Corp. II
Series 2012-BWTR, Class A, 2.95%, 11/05/2034(a)	1,000,000	812,286
Series 2012-BWTR, Class B, 3.26%, 11/05/2034(a)	478,000	256,522
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34, Class D, 2.70%, 11/15/2052 (a)	1,000,000	595,042
Morgan Stanley Capital I, Inc.
Series 2017-H1, Class C, 4.28%, 06/15/2050(b)	1,500,000	1,333,645
Series 2017-HR2, Class C, 4.32%, 12/15/2050(b)	1,400,000	1,248,120
Series 2019-H7, Class D, 3.00%, 07/15/2052(a)	1,000,000	749,091
Series 2021-L5, Class C, 3.16%, 05/15/2054	1,385,000	1,113,112
Wells Fargo Commercial Mortgage Trust
Series 2015-C28, Class D, 4.08%, 05/15/2048(b)	1,000,000	798,661
Series 2018-C43, Class C, 4.51%, 03/15/2051(b)	1,250,000	1,117,087
Series 2019-C52, Class C, 3.56%, 08/15/2052	1,000,000	794,250
Series 2020-C57, Class C, 4.02%, 08/15/2053(b)	1,500,000	1,293,816
TOTAL NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $24,521,354)		24,258,840

COLLATERALIZED LOAN OBLIGATIONS - 12.9%	Par	Value
Apidos CLO
Series 2013-12A, Class ER, 10.99% (3 mo. Term SOFR + 5.66%), 04/15/2031(a)	1,000,000	992,585
Series 2019-31A, Class ER, 12.19% (3 mo. Term SOFR + 6.86%), 04/15/2031(a)	1,000,000	1,000,588
ARES CLO
Series 2015-4A, Class CR, 8.24% (3 mo. Term SOFR + 2.91%), 10/15/2030(a)	1,000,000	1,000,280
Series 2016-39A, Class DR2, 8.94% (3 mo. Term SOFR + 3.61%), 04/18/2031(a)	1,000,000	998,312
Series 2018-47A, Class D, 8.29% (3 mo. Term SOFR + 2.96%), 04/15/2030(a)	1,000,000	1,000,000
Blackstone, Inc., Series 2018-1A, Class D, 8.09% (3 mo. Term SOFR + 2.76%), 04/15/2031 (a)	1,425,000	1,426,495
Buttermilk Park CLO, Series 2018-1A, Class D, 8.69% (3 mo. Term SOFR + 3.36%), 10/15/2031 (a)	1,000,000	1,000,000
Gilbert Park CLO, Series 2017-1A, Class D, 8.54% (3 mo. Term SOFR + 3.21%), 10/15/2030 (a)	1,000,000	1,008,969
Goldentree Loan Opportunities Ltd.
Series 2017-2A, Class E, 10.29% (3 mo. Term SOFR + 4.96%), 11/28/2030(a)	1,000,000	1,008,600
Series 2022-16A, Class DR, 10.07% (3 mo. Term SOFR + 4.75%), 01/20/2034(a)	1,000,000	1,018,747
LCM LP, Series 22A, Class CR, 8.39% (3 mo. Term SOFR + 3.06%), 10/20/2028 (a)	1,000,000	1,003,003
Neuberger Berman CLO Ltd.
Series 2014-17A, Class ER2, 12.79% (3 mo. Term SOFR + 7.46%), 04/22/2029(a)	1,000,000	1,003,134
Series 2018-27A, Class D, 8.19% (3 mo. Term SOFR + 2.86%), 01/15/2030(a)	1,000,000	1,000,642
Series 2019-33A, Class DR, 8.49% (3 mo. Term SOFR + 3.16%), 10/16/2033(a)	1,000,000	996,194
Series 2019-35A, Class E, 12.59% (3 mo. Term SOFR + 7.26%), 01/19/2033(a)	1,000,000	1,004,526
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $14,913,131)		15,462,075

NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 7.2%	Par	Value
Banc of America Alternative Loan Trust, Series 2006-2, Class 4CB1, 6.50%, 03/25/2036	1,196,068	953,304
Citimortgage Alternative Loan Trust
Series 2006-A5, Class 1A13, 5.89% (1 mo. Term SOFR + 0.56%), 10/25/2036	1,203,557	881,226
Series 2007-A1, Class 1A5, 6.00%, 01/25/2037	1,679,441	1,421,056
Countrywide Alternative Loan Trust, Series 2005-80CB, Class 5A1, 6.00%, 02/25/2036	1,360,437	1,318,422
Countrywide Home Loan Mortgage Pass Through Trust, Series 2006-17, Class A8, 6.00% (1 mo. Term SOFR + 0.66%), 12/25/2036	344,061	138,440
Credit Suisse Management, LLC, Series 2005-11, Class 3A3, 5.50%, 12/25/2035	355,704	145,351
Vericrest Opportunity Loan Transferee, Series 2021-NPL4, Class A2, 4.95%, 03/27/2051 (a)(d)	355,809	320,516
WaMu Mortgage Pass Through Certificates
Series 2005-AR14, Class 1A2, 4.87%, 12/25/2035(b)	1,234,175	1,104,430
Series 2006-AR12, Class 1A1, 4.48%, 10/25/2036(b)	1,465,176	1,283,766
Wells Fargo Mortgage Backed Securities Trust, Series 2007-AR6, Class A1, 6.08%, 10/25/2037 (b)	1,163,260	1,084,402
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $9,120,751)		8,650,913

U.S. TREASURY SECURITIES - 6.9%	Par	Value
United States Treasury Notes/Bonds
4.25%, 11/15/2040	1,000,000	952,969
3.88%, 05/15/2043	2,000,000	1,780,234
4.38%, 08/15/2043	1,000,000	952,578
4.75%, 11/15/2043	2,300,000	2,300,000
4.50%, 02/15/2044	1,250,000	1,209,766
4.63%, 05/15/2044	1,000,000	986,484
TOTAL U.S. TREASURY SECURITIES (Cost $8,496,532)		8,182,031

ASSET-BACKED SECURITIES - 6.2%	Par	Value
American Credit Acceptance Receivables Trust
Series 2021-2, Class E, 2.54%, 07/13/2027(a)	1,000,000	975,818
Series 2021-3, Class E, 2.56%, 11/15/2027(a)	1,000,000	970,483
Exeter Automobile Receivables Trust, Series 2021-2A, Class E, 2.90%, 07/17/2028 (a)	1,500,000	1,425,698
GLS Auto Receivables Trust
Series 2020-2A, Class D, 7.48%, 04/15/2027(a)	1,225,000	1,232,851
Series 2021-2A, Class E, 2.87%, 05/15/2028(a)	1,000,000	951,365
Series 2021-3A, Class E, 3.20%, 10/16/2028(a)	1,000,000	932,343
Westlake Automobile Receivables Trust, Series 2021-3A, Class E, 3.42%, 04/15/2027 (a)	1,000,000	964,694
TOTAL ASSET-BACKED SECURITIES (Cost $7,432,474)		7,453,252

MUNICIPAL BONDS - 5.5%	Par	Value
Florida - 0.9%
City of Gainesville, FL Utilities System Revenue, 6.02%, 10/01/2040	1,000,000	1,046,681

Illinois - 0.6%
Metropolitan Pier & Exposition Authority, 0.00%, 06/15/2038 (e)	1,250,000	655,743

Michigan - 0.9%
University of Michigan, 4.45%, 04/01/2122	1,221,000	992,421

Ohio - 0.9%
Ohio State University, 4.80%, 06/01/2111	1,250,000	1,093,158

Pennsylvania - 0.8%
Pennsylvania Turnpike Commission, 3.00%, 12/01/2042	1,250,000	991,086

Tennessee - 0.5%
New Memphis Arena Public Building Authority, 0.00%, 04/01/2043 (e)	1,625,000	631,813

Texas - 0.7%
Port of Beaumont Industrial Development Authority, 4.10%, 01/01/2028 (a)	1,000,000	859,556

Wisconsin - 0.2%
Public Finance Authority, 7.50%, 06/01/2029 (a)	250,000	243,457
TOTAL MUNICIPAL BONDS (Cost $6,631,214)		6,513,915

SHORT-TERM INVESTMENTS - 1.2%
Money Market Funds - 1.2%	Shares
First American Government Obligations Fund - Class X, 5.23%(f)	1,402,197	1,402,197
TOTAL SHORT-TERM INVESTMENTS (Cost $1,402,197)		1,402,197

TOTAL INVESTMENTS - 100.5% (Cost $120,336,314)		$120,040,481
Liabilities in Excess of Other Assets - (0.5)%		(594,884)
TOTAL NET ASSETS - 100.0%		$119,445,597

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

AG - Aktiengesellschaft
CMT - Constant Maturity Treasury Rate
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of May 31, 2024, the value of these securities total $57,327,547 or 48.0% of the Fund’s net assets.

(b)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of May 31, 2024.

(c)	Interest only security.
(d)	Step coupon bond. The rate disclosed is as of May 31, 2024.
(e)	Zero coupon bonds make no periodic interest payments.
(f)	The rate shown represents the 7-day effective yield as of May 31, 2024.

Performance Trust Multisector Bond Fund
Notes to Schedule of Investments
May 31, 2024 (Unaudited)

Investment Valuation

Each equity security owned by a Fund that is listed on a securities exchange, except securities listed on the NASDAQ Stock Market, LLC (“NASDAQ”), is valued at its last sale price at the close of that exchange on the date as of which assets are valued. If the security is listed on more than one exchange, a Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded. Portfolio securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent quoted bid and asked prices on such day or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued. The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by an approved independent pricing service (a “Pricing Service”).

Debt securities, such as U.S. government securities, corporate securities, municipal securities, collateralized loan obligations and asset-backed and mortgage-backed securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by a Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. In the absence of available quotations, the securities will be priced at fair value. Pricing Services generally value debt securities assuming orderly transactions of an institutional round lot size, but such securities may be held or transactions may be conducted in such securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day. If, on a particular day, a share of an investment company is not listed on NASDAQ, such security’s fair value will be determined. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded. In the event market quotations are not readily available, such security will be valued at its fair value, discussed below.

If market quotations are not readily available, a security or other asset will be valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the Adviser’s fair value pricing procedures, subject to oversight by the Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced. The Adviser will regularly evaluate whether the Funds’ fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Funds and the quality of prices obtained through the application of such procedures.

FASB Accounting Standards Codification, Fair Value Measurements and Disclosures Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

The Trust has adopted Statement of Financial Accounting Standards, “Fair Value Measurements and Disclosures,” which requires the Fund to classify its securities based on a valuation method. These inputs are summarized in the three broad levels listed below:

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund's investments carried at fair value as of May 31, 2024:

Performance Trust Multisector Bond Fund
Notes to Schedule of Investments (Continued)
May 31, 2024 (Unaudited)

Performance Trust Multisector Bond Fund
Schedule of Reverse Repurchase Agreements
as of May 31, 2024 (Unaudited)

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Value
RBC Capital Markets	5.60%	5/7/2024	5/7/2025	$1,158,750	$(1,158,750)
				$1,158,750	$(1,158,750)

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Corporate Bonds	$–	$48,117,258	$–	$48,117,258
Non-Agency Commercial Mortgage Backed Securities	–	24,258,840	–	24,258,840
Collateralized Loan Obligations	–	15,462,075	–	15,462,075
Non-Agency Residential Mortgage Backed Securities	–	8,650,913	–	8,650,913
U.S. Treasury Securities	–	8,182,031	–	8,182,031
Asset-Backed Securities	–	7,453,252	–	7,453,252
Municipal Bonds	–	6,513,915	–	6,513,915
Money Market Funds	1,402,197	–	–	1,402,197
Total Investments	$1,402,197	$118,638,284	$–	$120,040,481

Liabilities:
Investments:
Reverse Repurchase Agreements	$–	$(1,158,750)	$–	$(1,158,750)
Total Investments	$–	$(1,158,750)	$–	$(1,158,750)

Refer to the Schedule of Investments for additional information.